Note 6 Maximum credit risk exposure (Details) - EUR (€) € in Millions	Jun. 30, 2025	Dec. 31, 2024
Credit Exposure Classes of Financial Instruments [Line Items]
Maximum exposure to credit risk	€ 1,019,818	€ 972,990
Financial assets held for trading [Member]
Credit Exposure Classes of Financial Instruments [Line Items]
Maximum exposure to credit risk	72,957	72,945
Financial assets held for trading [Member] | equity instruments [Member]
Credit Exposure Classes of Financial Instruments [Line Items]
Maximum exposure to credit risk	6,744	6,760
Financial assets held for trading [Member] | Debt securities [Member]
Credit Exposure Classes of Financial Instruments [Line Items]
Maximum exposure to credit risk	27,796	27,955
Financial assets held for trading [Member] | loans and advances [Member]
Credit Exposure Classes of Financial Instruments [Line Items]
Maximum exposure to credit risk	38,417	38,230
Non trading financial assets mandatorily at fair value through profit or loss [Member]
Credit Exposure Classes of Financial Instruments [Line Items]
Maximum exposure to credit risk	10,841	10,546
Non trading financial assets mandatorily at fair value through profit or loss [Member] | equity instruments [Member]
Credit Exposure Classes of Financial Instruments [Line Items]
Maximum exposure to credit risk	9,822	9,782
Non trading financial assets mandatorily at fair value through profit or loss [Member] | Debt securities [Member]
Credit Exposure Classes of Financial Instruments [Line Items]
Maximum exposure to credit risk	599	407
Non trading financial assets mandatorily at fair value through profit or loss [Member] | loans and advances [Member]
Credit Exposure Classes of Financial Instruments [Line Items]
Maximum exposure to credit risk	419	358
Financial assets designated at fair value through profit or loss [Member]
Credit Exposure Classes of Financial Instruments [Line Items]
Maximum exposure to credit risk	980	836
Derivatives [member]
Credit Exposure Classes of Financial Instruments [Line Items]
Maximum exposure to credit risk	47,107	53,229
Financial assets at fair value through other comprehensive income, category [member]
Credit Exposure Classes of Financial Instruments [Line Items]
Maximum exposure to credit risk	58,239	59,115
Financial assets at fair value through other comprehensive income, category [member] | equity instruments [Member]
Credit Exposure Classes of Financial Instruments [Line Items]
Maximum exposure to credit risk	1,603	1,451
Financial assets at fair value through other comprehensive income, category [member] | Debt securities [Member]
Credit Exposure Classes of Financial Instruments [Line Items]
Maximum exposure to credit risk	56,612	57,639
Financial assets at fair value through other comprehensive income, category [member] | Loans and advances to credit institutions [Member]
Credit Exposure Classes of Financial Instruments [Line Items]
Maximum exposure to credit risk	25	25
Financial assets at amortised cost, category [member]
Credit Exposure Classes of Financial Instruments [Line Items]
Maximum exposure to credit risk	535,357	514,086
Financial assets at amortised cost, category [member] | Debt securities [Member]
Credit Exposure Classes of Financial Instruments [Line Items]
Maximum exposure to credit risk	63,973	59,070
Financial assets at amortised cost, category [member] | Loans and advances to credit institutions [Member]
Credit Exposure Classes of Financial Instruments [Line Items]
Maximum exposure to credit risk	24,368	22,668
Financial assets at amortised cost, category [member] | Loans and advances to central banks [Member]
Credit Exposure Classes of Financial Instruments [Line Items]
Maximum exposure to credit risk	8,732	8,261
Financial assets at amortised cost, category [member] | Loans and advances to customers [Member]
Credit Exposure Classes of Financial Instruments [Line Items]
Maximum exposure to credit risk	438,285	424,087
Total financial assets risk [Member]
Credit Exposure Classes of Financial Instruments [Line Items]
Maximum exposure to credit risk	725,481	710,757
Total loan commitments and financial guarantees [Member]
Credit Exposure Classes of Financial Instruments [Line Items]
Maximum exposure to credit risk	294,337	262,233
Total loan commitments and financial guarantees [Member] | Loan commitments [member]
Credit Exposure Classes of Financial Instruments [Line Items]
Maximum exposure to credit risk	211,381	188,515
Total loan commitments and financial guarantees [Member] | Financial guarantee contracts [member]
Credit Exposure Classes of Financial Instruments [Line Items]
Maximum exposure to credit risk	22,273	22,503
Total loan commitments and financial guarantees [Member] | Other commitments given [Member]
Credit Exposure Classes of Financial Instruments [Line Items]
Maximum exposure to credit risk	60,682	51,215
Stage 1 [Member] | Financial assets at fair value through other comprehensive income, category [member] | Debt securities [Member]
Credit Exposure Classes of Financial Instruments [Line Items]
Maximum exposure to credit risk	56,582	55,315
Stage 1 [Member] | Financial assets at fair value through other comprehensive income, category [member] | Loans and advances to credit institutions [Member]
Credit Exposure Classes of Financial Instruments [Line Items]
Maximum exposure to credit risk	25	25
Stage 1 [Member] | Financial assets at amortised cost, category [member]
Credit Exposure Classes of Financial Instruments [Line Items]
Maximum exposure to credit risk	490,913	467,910
Stage 1 [Member] | Financial assets at amortised cost, category [member] | Debt securities [Member]
Credit Exposure Classes of Financial Instruments [Line Items]
Maximum exposure to credit risk	63,936	58,887
Stage 1 [Member] | Financial assets at amortised cost, category [member] | Loans and advances to credit institutions [Member]
Credit Exposure Classes of Financial Instruments [Line Items]
Maximum exposure to credit risk	24,359	22,658
Stage 1 [Member] | Financial assets at amortised cost, category [member] | Loans and advances to central banks [Member]
Credit Exposure Classes of Financial Instruments [Line Items]
Maximum exposure to credit risk	8,732	8,261
Stage 1 [Member] | Financial assets at amortised cost, category [member] | Loans and advances to customers [Member]
Credit Exposure Classes of Financial Instruments [Line Items]
Maximum exposure to credit risk	393,887	378,104
Stage 1 [Member] | Total loan commitments and financial guarantees [Member]
Credit Exposure Classes of Financial Instruments [Line Items]
Maximum exposure to credit risk	285,528	253,291
Stage 1 [Member] | Total loan commitments and financial guarantees [Member] | Loan commitments [member]
Credit Exposure Classes of Financial Instruments [Line Items]
Maximum exposure to credit risk	205,577	182,830
Stage 1 [Member] | Total loan commitments and financial guarantees [Member] | Financial guarantee contracts [member]
Credit Exposure Classes of Financial Instruments [Line Items]
Maximum exposure to credit risk	21,273	21,513
Stage 1 [Member] | Total loan commitments and financial guarantees [Member] | Other commitments given [Member]
Credit Exposure Classes of Financial Instruments [Line Items]
Maximum exposure to credit risk	58,678	48,948
Stage 2 [Member] | Financial assets at fair value through other comprehensive income, category [member] | Debt securities [Member]
Credit Exposure Classes of Financial Instruments [Line Items]
Maximum exposure to credit risk	0	2,309
Stage 2 [Member] | Financial assets at fair value through other comprehensive income, category [member] | Loans and advances to credit institutions [Member]
Credit Exposure Classes of Financial Instruments [Line Items]
Maximum exposure to credit risk	0	0
Stage 2 [Member] | Financial assets at amortised cost, category [member]
Credit Exposure Classes of Financial Instruments [Line Items]
Maximum exposure to credit risk	30,278	31,930
Stage 2 [Member] | Financial assets at amortised cost, category [member] | Debt securities [Member]
Credit Exposure Classes of Financial Instruments [Line Items]
Maximum exposure to credit risk	2	149
Stage 2 [Member] | Financial assets at amortised cost, category [member] | Loans and advances to credit institutions [Member]
Credit Exposure Classes of Financial Instruments [Line Items]
Maximum exposure to credit risk	9	8
Stage 2 [Member] | Financial assets at amortised cost, category [member] | Loans and advances to central banks [Member]
Credit Exposure Classes of Financial Instruments [Line Items]
Maximum exposure to credit risk	0	0
Stage 2 [Member] | Financial assets at amortised cost, category [member] | Loans and advances to customers [Member]
Credit Exposure Classes of Financial Instruments [Line Items]
Maximum exposure to credit risk	30,267	31,772
Stage 2 [Member] | Total loan commitments and financial guarantees [Member]
Credit Exposure Classes of Financial Instruments [Line Items]
Maximum exposure to credit risk	8,156	8,150
Stage 2 [Member] | Total loan commitments and financial guarantees [Member] | Loan commitments [member]
Credit Exposure Classes of Financial Instruments [Line Items]
Maximum exposure to credit risk	5,645	5,524
Stage 2 [Member] | Total loan commitments and financial guarantees [Member] | Financial guarantee contracts [member]
Credit Exposure Classes of Financial Instruments [Line Items]
Maximum exposure to credit risk	857	798
Stage 2 [Member] | Total loan commitments and financial guarantees [Member] | Other commitments given [Member]
Credit Exposure Classes of Financial Instruments [Line Items]
Maximum exposure to credit risk	1,654	1,828
Stage 3 [Member] | Financial assets at fair value through other comprehensive income, category [member] | Debt securities [Member]
Credit Exposure Classes of Financial Instruments [Line Items]
Maximum exposure to credit risk	30	16
Stage 3 [Member] | Financial assets at fair value through other comprehensive income, category [member] | Loans and advances to credit institutions [Member]
Credit Exposure Classes of Financial Instruments [Line Items]
Maximum exposure to credit risk	0	0
Stage 3 [Member] | Financial assets at amortised cost, category [member]
Credit Exposure Classes of Financial Instruments [Line Items]
Maximum exposure to credit risk	14,166	14,246
Stage 3 [Member] | Financial assets at amortised cost, category [member] | Debt securities [Member]
Credit Exposure Classes of Financial Instruments [Line Items]
Maximum exposure to credit risk	35	34
Stage 3 [Member] | Financial assets at amortised cost, category [member] | Loans and advances to credit institutions [Member]
Credit Exposure Classes of Financial Instruments [Line Items]
Maximum exposure to credit risk	0	2
Stage 3 [Member] | Financial assets at amortised cost, category [member] | Loans and advances to central banks [Member]
Credit Exposure Classes of Financial Instruments [Line Items]
Maximum exposure to credit risk	0	0
Stage 3 [Member] | Financial assets at amortised cost, category [member] | Loans and advances to customers [Member]
Credit Exposure Classes of Financial Instruments [Line Items]
Maximum exposure to credit risk	14,131	14,211
Stage 3 [Member] | Total loan commitments and financial guarantees [Member]
Credit Exposure Classes of Financial Instruments [Line Items]
Maximum exposure to credit risk	653	791
Stage 3 [Member] | Total loan commitments and financial guarantees [Member] | Loan commitments [member]
Credit Exposure Classes of Financial Instruments [Line Items]
Maximum exposure to credit risk	159	160
Stage 3 [Member] | Total loan commitments and financial guarantees [Member] | Financial guarantee contracts [member]
Credit Exposure Classes of Financial Instruments [Line Items]
Maximum exposure to credit risk	143	192
Stage 3 [Member] | Total loan commitments and financial guarantees [Member] | Other commitments given [Member]
Credit Exposure Classes of Financial Instruments [Line Items]
Maximum exposure to credit risk	€ 351	€ 439